Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Maximum Exposure to Credit Risk

As of December 31, 2016 and 2017, maximum exposure to credit risk is as follows.

(In millions of Korean won)	2016		2017
Cash equivalents(except cash on hand)	￦	2,875,383	￦	1,926,620
Trade and other receivables		6,036,363		6,643,115
Other financial assets
Financial assets at fair value through profit or loss		6,277		5,813
Derivative used for hedging		227,318		7,389
Time deposits and others		716,769		1,333,317
Available-for-sale financial assets		26,684		9,899
Held-to-maturity financial assets		30,143		151
Financial guarantee contracts [1]		56,373		143,969

Total	￦	9,975,310	￦	10,070,273

1	Total amounts guaranteed by the Group according to the guarantee contracts.

Summary of Contractual Undiscounted Cash Flows

The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows.

	2016.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,682,604	￦	1,121,452	￦	217,411	￦	9,021,467
Borrowings(including debentures)		2,034,524		4,834,151		2,458,749		9,327,424
Other non-derivative financial liabilities		233		3,272		22,917		26,422
Financial guarantee contracts[1]		56,373		—		—		56,373

Total	￦	9,773,734	￦	5,958,875	￦	2,699,077	￦	18,431,686

	2017.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,880,906	￦	1,219,835	￦	161,497	￦	9,262,238
Borrowings(including debentures)		1,623,996		3,666,726		2,317,209		7,607,931
Other non-derivative financial liabilities		4,117		8,452		—		12,569
Financial guarantee contracts[1]		26,738		—		—		26,738

Total	￦	9,535,757	￦	4,895,013	￦	2,478,706	￦	16,909,476

1	Total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow

	2015.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	335,970	￦	2,138,379	￦	38,184	￦	2,512,533
Inflow		276,066		2,284,219		46,194		2,606,479

	2016.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	1,174,147	￦	1,176,715	￦	536,005	￦	2,886,867
Inflow		1,302,112		1,306,199		588,559		3,196,870

	2017.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	638,171	￦	546,791	￦	526,633	￦	1,711,595
Inflow		608,270		568,976		509,558		1,686,804

Summary of Debt-to-equity Ratios

The debt-to-equity ratios as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
Total liabilities	￦	17,881,580	￦	16,696,309
Total equity		12,782,718		13,049,130
Debt-to-equity ratio		140%		128%

Summary of Gearing Ratios

The gearing ratios as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won, %)	2016		2017
Total borrowings	￦	8,301,505	￦	6,860,539
Less: cash and cash equivalents		(2,900,311)		(1,928,182)

Net debt		5,401,194		4,932,357
Total equity		12,782,718		13,049,130
Total capital		18,183,912		17,981,487
Gearing ratio		30%		27%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements

Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	2016
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative assets for hedging purpose[1]	￦	35,334	￦	—	￦	35,334	￦	(5,707)	￦	—	￦	29,627
Trade receivables[2]		95,865		—		95,865		(91,662)		—		4,203

	￦	131,199	￦	—	￦	131,199	￦	(97,369)	￦	—	￦	33,830

(In millions of Korean won)	2017
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative assets for hedging purpose[1]	￦	3,284	￦	—	￦	3,284	￦	(3,284)	￦	—	￦	—
Trade receivables[2]		85,755		(5,010)		80,745		(73,109)		—		7,636
Other financial assets		8,680		(436)		8,244		(5,307)		—		2,937

	￦	97,719	￦	(5,446)	￦	92,273	￦	(81,700)	￦	—	￦	10,573

1	The amount applied with master netting arrangements under the standard contract of International Swap and Derivatives Association (ISDA).
2	The amount applied with netting arrangements under the reference offer of the telecommunication facility interconnection and sharing data among telecommunications companies.

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements

The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	2016
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative liabilities for hedging purpose [1]	￦	20,627	￦	—	￦	20,627	￦	(20,627)	￦	—	￦	—
Trade payables[2]		90,435		—		90,435		(86,184)		—		4,251
Other payables[2]		48		(4)		44		—		—		44

	￦	111,110	￦	(4)	￦	111,106	￦	(106,811)	￦	—	￦	4,295

(In millions of Korean won)	2017
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative liabilities for hedging purpose [1]	￦	26,135	￦	—	￦	26,135	￦	(3,284)	￦	—	￦	22,851
Trade payables[2]		80,829		(5,217)		75,612		(73,109)		—		2,503
Other financial liabilities		5,549		(229)		5,320		(5,307)		—		13

	￦	112,513	￦	(5,446)	￦	107,067	￦	(81,700)	￦	—	￦	25,367

1	The amount applied with master netting arrangements under the standard contract of International Swap and Derivatives Association (ISDA).
2	The amount applied with netting arrangements under the reference offer of the telecommunication facility interconnection and sharing data among telecommunications companies.

Currency risk [Member]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity

As of December 31, 2015, 2016 and 2017, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax		Shareholders’ equity
2015.12.31	10%	￦	(52,157)	￦	(45,632)
	-10%		52,157		45,632
2016.12.31	10%		(28,134)		(23,817)
	-10%		28,134		23,817
2017.12.31	10%		(10,132)		(7,273)
	-10%		10,132		7,273

Summary of Details of Financial Assets and Liabilities in Foreign Currencies

Details of financial assets and liabilities in foreign currencies as of December 31, 2015, 2016 and 2017, are as follows:

	2015		2016			2017
(In thousands)	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	183,254	2,351,003	210,474	2,536,090	236,476	1,908,831
SDR[1]	444	849	311	737	306	738
JPY	73,716	40,279,411	80,555	21,802,051	28,267	21,801,443
GBP	8	888	1	151	—	74
EUR	29	29	40	2,571	186	3,625
DZD[2]	—	—	471	—	47	—
CNY	15,562	107	15,262	381	46,555	10
UZS[3]	—	—	39,531	—	136,787	—
RWF[4]	—	—	1,203	—	3,346	—
IDR[5]	—	—	15,646,011	53,142,167	14,886,393	710,162
MMK[6]	—	—	2,750	—	84	—
TZS[7]	—	—	29,987	—	317,348	—
BWP[8]	—	—	15	—	42	—
HKD	9	—	254	—	—	—
BDT[9]	6	—	69,473	—	38,074	—
PLN[10]	207,273	—	106,025	—	338	—
VND[11]	270,000	—	515,412	—	311,649	—
CHF[12]	—	—	—	—	—	12

1	Special Drawing Rights.
2	Algeria Dinar.
3	Uzbekistan Sum.
4	Rwanda Franc.
5	Indonesia Rupiah.
6	Myanmar Kyat.
7	Tanzanian Shilling.
8	Botswana Pula.
9	Bangladesh Taka.
10	Polish Zloty.
11	Vietnam Dong.
12	Confoederatio Helvetia Franc.

Equity price risk [Member]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity

As of December 31, 2015, 2016 and 2017, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2015.12.31	10%	￦	—	￦	3,469
	-10%		—		(3,469)
2016.12.31	10%	￦	—	￦	539
	-10%		—		(539)
2017.12.31	10%	￦	—	￦	686
	-10%		—		(686)

Interest rate risk [Member]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity

As of December 31, 2015, 2016 and 2017, if the market interest rate had increased/decreased by 100bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2015.12.31	+ 100 bp	￦	(3,601)	￦	(245)
	- 100 bp		3,615		(5,764)
2016.12.31	+ 100 bp	￦	(3,456)	￦	(1,673)
	- 100 bp		3,445		(5,025)
2017.12.31	+ 100 bp	￦	1,942	￦	4,868
	- 100 bp		(1,954)		(5,198)